Related party disclosures - Disclosure of Compensation Costs of Key Management (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Short-term employee benefits	SFr 2,761	SFr 3,159	SFr 2,423
Post-employment benefits	253	297	203
Share-based compensation	1,914	2,111	1,784
Key management personnel compensation costs	SFr 4,928	SFr 5,567	SFr 4,410